Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 63	$ 65
Reserves not deductible until paid	6	7
Federal	2,030	2,081
State	579	494
Federal tax credit	1,261	1,041
Operating lease liabilities	337	345
Section 163(j) business interest expense carryforward	682	269
Other	22	37
Gross deferred tax assets	4,980	4,339
Less valuation allowance	(2,965)	(2,488)
Deferred tax assets net of valuation allowance	2,015	1,851
Deferred tax liabilities:
Property and equipment	(1,670)	(1,498)
Operating lease right of use assets	(337)	(345)
Gross deferred tax liabilities	(2,007)	(1,843)
Net deferred tax asset	$ 8	$ 8